Seasonality of Transactions	12 Months Ended
Dec. 31, 2023
Seasonality of Transactions [Abstract]
Seasonality of transactions

Note 38. Seasonality of transactions

Exito Group's operation and cash flow cycles indicate certain seasonality in operating and financial results, as well as financial indicators associated with liquidity and working capital, once there is a concentration during the first and the last quarter of the year, mainly because of Christmas and "Special Price Days", which is the second most important promotional event of the year. The administration manages these indicators in order to control that risks do not materialize and for those that could materialize it implements action plans timely; additionally, it monitors the same indicators in order to keep them within industry standards.